Leases	6 Months Ended
Mar. 31, 2024
Leases [Abstract]
LEASES
16.	LEASES

The Company entered into various non-cancellable operating leases mainly for office space and storage warehouses which are substantially located in PRC. The Company determines if an arrangement is a lease, or contains a lease, at inception and record the leases in the CFS upon lease commencement, which is the date when the lessor makes the underlying asset available for use by the lessee.

The balances for operating leases are presented as follows within the unaudited interim condensed consolidated balance sheets as of September 30, 2023 and March 31, 2024:

	As of September 30, 2023	As of March 31, 2024
		(Unaudited)
Right-of-use assets, net	$46,652	$63,342

Lease liabilities, current	41,570	29,218
Lease liabilities, non-current	-	32,356
Total operating lease liabilities	$41,570	$61,574

Weighted average remaining lease term	0.44	2.26
Weighted average discount rate	3.72%	3.82%

For the six months ended March 31, 2024, the Company recognized $40,285 lease expenses from operating leases.

Because most of the leases do not provide an implicit rate of return, the Company used the incremental borrowing rate based on the information available at lease commencement date in determining the present value of lease payments.

The following is a schedule of future minimum payments under the Company’s operating leases as of March 31, 2024:

Years ending September 30,	Amount (Unaudited)
Remaining in fiscal year 2024	$22,852
2025	24,930
2026	16,620
Less: imputed interest	(2,828)
Total	$61,574